Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of comprehensive income
Profit (loss) for the year	$ 165,265	$ 110,509	$ (139,796)
Other comprehensive income (loss) net of taxes, all of which can be reclassified to the income statement
Operating cash flow hedge accounting	12,556	(16,256)	5,832
Currency translation of foreign subsidiaries	(10,742)	30,373	(74,163)
Total other comprehensive income (loss) net of taxes, all of which can be reclassified to the income statement	1,814	14,117	(68,331)
Other comprehensive income net of taxes, all of which cannot be reclassified to the statement of operations
Remeasurements of retirement benefits			535
Total comprehensive income (loss) for the year	167,079	124,626	(207,592)
Comprehensive income (loss) attributable to the owners of the parent	125,941	101,199	(165,136)
Comprehensive income (loss) attributable to non-controlling interests	$ 41,138	$ 23,427	$ (42,456)